FORM 13F

                UNITED STATES SECURITIES AND EXCHANGE COMMISSION

                              Washington, DC 20549

                               Form 13F COVER PAGE

        Report for the Calendar Year or Quarter Ended:  December 31, 2007

           Check here if Amendment [ ]; Amendment Number: ___________

                        This Amendment (Check only one.):

                              [ ] is a restatement

                         [ ] adds new holdings entries.



              Institutional Investment Manager Filing this Report:


                             Name: Stephen Feinberg

           Address: 299 Park Avenue, 22nd Floor, New York, NY  10171
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                         Form 13F File Number: 28-06882
                        ---------------------------------

         The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.



Person Signing this Report on Behalf of Reporting Manager:


Name:    Stephen Feinberg
         -----------------------

Title:   Investment Manager
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Phone:   (212) 891-2100
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Signature, Place, and Date of Signing:

/s/ Stephen Feinberg                     New York, NY               02/14/08
---------------------------        ------------------------   ------------------
[Signature]                            [City, State]                 [Date]


Report Type (Check only one.):

[ ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[X] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: [If there are no entries in this list, omit this section.]

Form 13F File Number:  28-4341
                       ------------

Name:  J. Ezra Merkin*
       --------------------

                             Form 13F Summary Page

                                 Report Summary



Number of Other Included Managers:         1*
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Form 13F Information Table Entry Total:   13
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Form 13F Information Table Value Total:   $ 766,786 (thousands)
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List of Other Included Managers:

                         Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report. [If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

          No.   1*
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          Form 13F File Number:  28-4341
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          Name:    J. Ezra Merkin
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*Mr. Stephen Feinberg shares investment discretion with Mr. J. Ezra Merkin over certain securities, and such securities are not included herein, but are reported on the Form 13F filed by Mr. Merkin.

                           FORM 13F INFORMATION TABLE


                                STEPHEN FEINBERG
                                    FORM 13F
                                December 31, 2007


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    Column 1                     Column 2         Column 3    Column 4        Column 5       Column 6   Column 7        Column 8

                                 Title of                    Value      Shares or  SH/ Put/  Investment Other      Voting Authority
  Name of Issuer                  Class           CUSIP     (x$1000)    Prin. Amt. PRN Call  Discretion Managers  Sole  Shared  None
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ACCURIDE CORP                  COM               004398103   $   1,087      138,308  SH       SOLE      N/A        138,308
AERCAP HOLDINGS NV             SHS               N00985106   $ 631,588   30,262,966  SH       SOLE      N/A     30,262,966
ALLIANCE IMAGING INC           COM NEW           018606202   $   1,875      194,882  SH       SOLE      N/A        412,346
BIOSPHERE MEDICAL INC          COM               09066V103   $   7,999    1,559,268  SH       SOLE      N/A      1,559,268
BLUELINX HLDGS INC             COM               09624H109   $  67,114   18,100,000  SH       SOLE      N/A     18,100,000
CHILDRENS PL RETAIL STORES I   COM               168905107   $   3,090      119,149  SH       SOLE      N/A        119,149
CONSECO INC                    *W EXP 09/10/200  208464123   $      53      108,891  SH       SOLE      N/A        108,891
CONSECO INC                    COM NEW           208464883   $   8,372    2,092,953  SH       SOLE      N/A      2,092,953
GRAPHIC PACKAGING CORP DEL     COM               388688103   $   1,574      426,453  SH       SOLE      N/A        426,453
MOLECULAR INSIGHT PHARM INC    COM               60852M104   $  33,525    3,700,277  SH       SOLE      N/A      3,738,738
NEXTWAVE WIRELESS INC          COM               65337Y102   $   4,347      807,989  SH       SOLE      N/A        807,989
OWENS CORNING NEW              CALL              690742901   $       -      266,191  SH       SOLE      N/A        266,191
TERRESTAR CORP                 COM               881451108   $   6,163      850,000  SH       SOLE      N/A        850,000